Derivative Assets And Liabilities (Narrative) (Details) (USD $)	Dec. 31, 2014 contract	Dec. 31, 2013 contract	Dec. 31, 2012 contract
Derivative [Line Items]
Derivatives, notional amount	$ 1,800,000,000	$ 1,900,000,000
Fair value of derivatives	22,300,000	25,500,000
Derivative Asset, Fair Value, Amount Not Offset Against Collateral	24,549,000	32,673,000
Derivative Liability, Fair Value, Amount Not Offset Against Collateral	2,208,000	7,233,000
Cash collateral	8,100,000	4,900,000
Interest Rate Swap [Member]
Derivative [Line Items]
Derivatives, notional amount		500,000,000
Number of interest rate swaps held	1	5	2
Interest rate swaps, fair value	$ (400,000)	$ (5,600,000)
ILFC [Member] | Interest Rate Swap [Member]
Derivative [Line Items]
Number of interest rate swaps held	15